Condensed Statements of Stockholders' Deficit - USD ($)		Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance, value at May. 19, 2021
Balance, shares at May. 19, 2021
Net income (loss)
Issuance of Class B common stock to Sponsor		$ 479		24,521				25,000
Issuance of Class B common stock to Sponsor, shares		4,791,667
Balance, value at Jun. 30, 2021		$ 431		24,569				25,000
Balance, shares at Jun. 30, 2021		4,791,667
Balance, value at May. 19, 2021
Balance, shares at May. 19, 2021
Net income (loss)								(169,488)
Balance, value at Dec. 31, 2021	[1]	$ 479				(4,432,602)		(4,432,123)
Balance, shares at Dec. 31, 2021	[1],[2]	4,791,667
Balance, value at Jun. 30, 2021		$ 431		24,569				25,000
Balance, shares at Jun. 30, 2021		4,791,667
Net income (loss)
Balance, value at Sep. 30, 2021		$ 479		24,521				25,000
Balance, shares at Sep. 30, 2021		4,791,667
Net income (loss)						(169,488)		(169,488)
Accretion of common stock to redemption value				(10,284,857)		(4,263,114)		(14,547,971)
Proceeds from issuance of public warrants, net of offering costs				3,359,443				3,359,443
Issuance of private placement warrants in connection with IPO, net of offering cost				6,900,893				6,900,893
Balance, value at Dec. 31, 2021	[1]	$ 479				(4,432,602)		(4,432,123)
Balance, shares at Dec. 31, 2021	[1],[2]	4,791,667
Net income (loss)						(171,917)		(171,917)
Balance, value at Mar. 31, 2022		$ 479				(4,604,519)		(4,604,040)
Balance, shares at Mar. 31, 2022	[2]	4,791,667
Balance, value at Dec. 31, 2021	[1]	$ 479				(4,432,602)		(4,432,123)
Balance, shares at Dec. 31, 2021	[1],[2]	4,791,667
Net income (loss)								(107,349)
Balance, value at Jun. 30, 2022		$ 479				(4,539,951)		(4,539,472)
Balance, shares at Jun. 30, 2022	[2]	4,791,667
Balance, value at Dec. 31, 2021	[1]	$ 479				(4,432,602)		(4,432,123)
Balance, shares at Dec. 31, 2021	[1],[2]	4,791,667
Net income (loss)								847,623
Balance, value at Dec. 31, 2022		$ 479				(265,618)		(265,138)
Balance, shares at Dec. 31, 2022	[2]	4,791,667
Balance, value at Mar. 31, 2022		$ 479				(4,604,519)		(4,604,040)
Balance, shares at Mar. 31, 2022	[2]	4,791,667
Net income (loss)						64,568		64,568
Balance, value at Jun. 30, 2022		$ 479				(4,539,951)		(4,539,472)
Balance, shares at Jun. 30, 2022	[2]	4,791,667
Net income (loss)						336,890		336,890
Accretion of common stock to redemption value						(356,439)		(356,439)
Balance, value at Sep. 30, 2022		$ 479				(4,559,500)		(4,559,021)
Balance, shares at Sep. 30, 2022		4,791,667
Net income (loss)						618,083		618,083
Accretion of common stock to redemption value						(855,451)		(855,451)
Deferred Underwriter’s Fees						4,531,250		4,531,250
Balance, value at Dec. 31, 2022		$ 479				(265,618)		(265,138)
Balance, shares at Dec. 31, 2022	[2]	4,791,667
Net income (loss)						(212,647)		(212,647)
Accretion of common stock to redemption value						(80,789)		(80,789)
Stock issued during period, shares, other		(1,000,000)
Balance, value at Mar. 31, 2023	[2]	$ 379				(559,055)		(558,576)
Balance, shares at Mar. 31, 2023	[2]	3,791,667
Balance, value at Dec. 31, 2022		$ 479				(265,618)		(265,138)
Balance, shares at Dec. 31, 2022	[2]	4,791,667
Net income (loss)								(470,665)
Balance, value at Jun. 30, 2023	[3]	$ 79				(986,078)		(985,599)
Balance, shares at Jun. 30, 2023	[2]	791,667
Balance, value at Mar. 31, 2023	[2]	$ 379				(559,055)		(558,576)
Balance, shares at Mar. 31, 2023	[2]	3,791,667
Net income (loss)							$ (235,622)	(258,018)	$ (235,622)
Accretion of common stock to redemption value						(191,401)		(191,401)
Stock issued during period, shares, other		(3,000,000)
Balance, value at Jun. 30, 2023	[3]	$ 79				$ (986,078)		$ (985,599)
Balance, shares at Jun. 30, 2023	[2]	791,667

[1]	On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares. (See Note5).
[2]	1,000,000 of Class B stock of the Company were voluntarily converted to Class A on January 31, 2023
[3]	3,000,000 of Class B stock of the Company were voluntarily converted to Class A on April 3, 2023